CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

COMMON STOCKS - 100.0%	Shares	Value
Communications - 2.8%
Telecommunications - 2.8%
Verizon Communications, Inc.	120,434	$ 6,045,787

Consumer Discretionary - 9.4%
Apparel & Textile Products - 1.5%
NIKE, Inc. - Class B	58,858	3,108,879

Home Construction - 0.9%
Lennar Corporation - Class A	22,682	1,969,705

Leisure Facilities & Services - 3.6%
McDonald's Corporation	24,470	7,605,031

Retail - Discretionary - 3.4%
Home Depot, Inc. (The)	22,212	7,305,305

Consumer Staples - 13.4%
Beverages - 2.1%
PepsiCo, Inc.	28,132	4,368,618

Household Products - 2.0%
Procter & Gamble Company (The)	29,135	4,208,260

Retail - Consumer Staples - 9.3%
Kroger Company (The)	89,843	6,501,039
Walmart, Inc.	107,978	13,419,506
		19,920,545
Energy - 9.1%
Oil & Gas Producers - 9.1%
Chevron Corporation	29,825	6,170,793
Exxon Mobil Corporation	55,578	9,429,363
Phillips 66	20,644	3,760,924
		19,361,080
Financials - 15.4%
Asset Management - 8.3%
BlackRock, Inc.	8,975	8,631,347
Charles Schwab Corporation (The)	96,259	9,046,421
		17,677,768
Banking - 7.1%
JPMorgan Chase & Company	22,044	6,484,463

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.0% (Continued)	Shares	Value
Financials - 15.4% (Continued)
Banking - 7.1% (Continued)
M&T Bank Corporation	19,947	$ 4,123,444
PNC Financial Services Group, Inc. (The)	22,066	4,591,714
		15,199,621
Health Care - 13.2%
Biotech & Pharma - 6.5%
Johnson & Johnson	24,932	6,094,378
Merck & Company, Inc.	43,950	5,286,746
Pfizer, Inc.	86,288	2,422,967
		13,804,091
Health Care Facilities & Services - 2.7%
CVS Health Corporation	78,838	5,662,145

Medical Equipment & Devices - 4.0%
Becton, Dickinson and Company	21,519	3,383,432
Medtronic plc	60,083	5,206,192
		8,589,624
Industrials - 21.5%
Aerospace & Defense - 5.3%
RTX Corporation	58,394	11,264,203

Commercial Support Services - 3.8%
Republic Services, Inc.	37,611	8,237,561

Electrical Equipment - 2.0%
Carrier Global Corporation	74,983	4,222,293

Machinery - 10.4%
Caterpillar, Inc.	18,575	13,159,644
Deere & Company	16,045	9,038,149
		22,197,793
Materials - 0.9%
Chemicals - 0.9%
DuPont de Nemours, Inc.	41,270	1,890,166

Technology - 11.3%
Semiconductors - 3.9%
Qnity Electronics, Inc.	24,437	2,819,541
Texas Instruments, Inc.	28,488	5,530,660
		8,350,201

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.0% (Continued)	Shares	Value
Technology - 11.3% (Continued)
Software - 5.1%
Microsoft Corporation	29,130	$ 10,783,052

Technology Services - 2.3%
International Business Machines Corporation	20,694	5,016,019

Utilities - 3.0%
Electric Utilities - 3.0%
NextEra Energy, Inc.	68,647	6,375,933

Total Common Stocks (Cost $89,824,441)		$ 213,163,680

MONEY MARKET FUNDS - 0.3%	Shares	Value
Invesco Short-Term Investment Trust Government & Agency Portfolio - Institutional Class, 3.58% (a) (Cost $667,964)	667,964	$ 667,964

Total Investments at Value - 100.3% (Cost $90,492,405)		$ 213,831,644

Liabilities in Excess of Other Assets - (0.3%)		(648,421)

Net Assets - 100.0%		$ 213,183,223

(a)	The rate shown is the 7-day effective yield as of March 31, 2026.